Equity Compensation Plan - Summary of Nonvested Restricted Shares (Detail) - Non Vested Restricted Stock [Member] - $ / shares			12 Months Ended
	May 26, 2021	Aug. 23, 2018	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Non-vested, January 1, 2021, Number of restricted shares			0
Granted, Number of restricted shares	343,744	264,621	343,744
Non-vested, December 31, 2021, Number of restricted shares			343,744
Non-vested, January 1, 2021, Weighted average grant date fair value per non-vested share			$ 0
Granted, Weighted average grant date fair value per non-vested share	$ 2.99	$ 3.59	2.99
Non-vested, Weighted average grant date fair value per non-vested share			$ 2.99